Prepaid Expenses (Details) - Schedule of Prepaid expenses - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Prepaid Expenses Abstract
Prepaid recruitment fees		$ 159,883
Prepaid tuition fees to Miami University		550,613
Prepaid fees to Renda for Beijing office expenses	769,717	558,356
Prepaid fees to DUFE		181,829
Prepaid insurance	70,517	39,448
Other prepaid expenses	106,065	70,718
Total	$ 946,299	$ 1,560,847